Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	LEUTHOLD FUNDS INC
Central Index Key	0001000351
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019
Leuthold Core Investment Fund | Retail Class Shares
Prospectus [Line Items]
Trading Symbol	LCORX
Leuthold Core Investment Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	LCRIX
Leuthold Global Fund | Retail Class Shares
Prospectus [Line Items]
Trading Symbol	GLBLX
Leuthold Global Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	GLBIX
Leuthold Select Industries Fund | No Load
Prospectus [Line Items]
Trading Symbol	LSLTX
Leuthold Global Industries Fund | Retail Class Shares
Prospectus [Line Items]
Trading Symbol	LGINX
Leuthold Global Industries Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	LGIIX
Grizzly Short Fund | No Load
Prospectus [Line Items]
Trading Symbol	GRZZX